24. Provision for decommissioning costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision For Decommissioning Costs Details
Opening balance	R$ 21,726	R$ 31,609
Reversal/disposals recorded throughout the year, net of additions	649	(11,029)
Monetary adjustment for the year	428	1,146
Closing balance	R$ 22,803	R$ 21,726